SCHEDULES OF CONCENTRATION OF RISK (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Concentration Risk [Line Items]
Accounts receivable	$ 1,695,113		$ 2,131,371
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Revenues	$ 870,018	$ 681,983
Concentration risk percentage	21.62%	19.34%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Revenues	$ 351,279
Concentration risk percentage	8.73%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Revenues	$ 324,328	$ 255,702
Concentration risk percentage	8.06%	7.25%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Revenues	$ 244,065	$ 266,248
Concentration risk percentage	6.07%	7.55%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Revenues	$ 133,993	$ 100,191
Concentration risk percentage	3.33%	2.84%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Revenues	$ 12,950	$ 234,839
Concentration risk percentage	0.32%	6.66%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Revenues		$ 197,287
Concentration risk percentage		5.59%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	34.51%	20.65%
Accounts receivable	$ 584,977	$ 307,570
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.07%
Accounts receivable	$ 119,876
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.66%	8.28%
Accounts receivable	$ 28,102	$ 123,271
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	3.07%	3.27%
Accounts receivable	$ 52,096	$ 48,708
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.35%	1.29%
Accounts receivable	$ 22,938	$ 19,091
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.52%	5.14%
Accounts receivable	$ 8,896	$ 76,619
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage		5.01%
Accounts receivable		$ 74,680
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration risk percentage	24.44%	28.35%
Purchase amount	$ 833,870	$ 785,048
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration risk percentage	7.96%	6.51%
Purchase amount	$ 271,428	$ 180,325
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	4.95%
Purchase amount	$ 168,765
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.55%
Purchase amount	$ 52,739
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.55%	0.11%
Purchase amount	$ 52,717	$ 3,170
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier F [Member]
Concentration Risk [Line Items]
Concentration risk percentage		9.49%
Purchase amount		$ 262,886
Purchases [Member] | Supplier Concentration Risk [Member] | Supplier G [Member]
Concentration Risk [Line Items]
Concentration risk percentage		2.52%
Purchase amount		$ 69,866